File No. 811-524

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIESACT OF 1933		[ X ]

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No. 119		[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENTCOMPANY ACT OF 1940		[ X ]

Amendment No. 119	[ X ]
(Check appropriatebox or boxes.)

THE DREYFUS/LAURELFUNDS TRUST

(Exact Name of Registrantas Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York	10166
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, includingArea Code: (212) 922-6000

Mark N. Jacobs,Esq.
The Dreyfus Corporation
200 ParkAvenue
New York, NewYork 10166
(Name and Address ofAgent for Service)

It is proposed that this filing will become effective (checkappropriate box)

X immediately upon filing pursuant to paragraph(b)
----
on May 1, 2004 pursuant to paragraph (b)
----
60 days after filing pursuant to paragraph (a)(i)
----
on (date) pursuant to paragraph (a)(i)
----
75 days after filing pursuant to paragraph (a)(ii)
----
on (date) pursuant to paragraph (a)(ii)of Rule 485
----

P:\Edgar Filings\Pending\DLF-Trust\485BPOS\USED DOCUMENTS\J29-LFT-05-04.doc-043-031-004

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
----
The following post- effective amendment to the Registrant’s Registration Statement on Form N -1A
relates to the following series of the Registrant:

DREYFUS PREMIER CORE VALUE FUND
DREYFUS PREMIER LIMITED TERM HIGH YIELD FUND
DREYFUS PREMIER MANAGED INCOME FUND

P:\Edgar Filings\Pending\DLF-Trust\485BPOS\USED DOCUMENTS\J29-LFT-05-04.doc-043-031-004